Net fee and commission income (Narrative) (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Contract assets
Contract liabilities
Impairment loss on receivables or contract assets arising from contracts with customers
Capitalised contract costs	£ 135,000,000	153,000,000	125,000,000
Explanation of whether practical expedient is applied for disclosure of transaction price allocated to remaining performance obligations	The Barclays Bank Group applies the practical expedient of IFRS 15 and does not disclose information about remaining performance obligations that have original expected durations of one year or less or because the Barclays Bank Group has a right to consideration that corresponds directly with the value of the service provided to the client or customer.
Amortisation, assets recognised from costs incurred to obtain or fulfil contracts with customers	£ 35,000,000	29,000,000	30,000,000
Description of method used to determine amortisation of assets recognised from costs to obtain or fulfil contracts with customers	Capitalised contract costs are amortised based on the transfer of services to which the asset relates which typically ranges over the expected life of the relationship. In 2020, the amount of amortisation was £35m (2019: £29m; 2018: £30m) and there was no impairment loss recognised in connection with the capitalised contract costs (2019: nil; 2018: nil).
Impairment loss, assets recognised from costs incurred to obtain or fulfil contracts with customers	£ 0
Transactional [member]
Disclosure of detailed information about intangible assets [line items]
Description of methods used to recognise revenue from contracts with customers	Transactional fees are service charges on deposit accounts, cash management services and transactional processing fees. These include interchange and merchant fee income generated from credit and bank card usage. Transaction and processing fees are recognised at the point in time the transaction occurs or service is performed. Interchange and merchant fees are recognised upon settlement of the card transaction payment. The Barclays Bank Group incurs certain card related costs including those related to cardholder reward programmes and payments to co-brand partners. Cardholder reward programmes costs related to customers that settle their outstanding balance each period (transactors) are expensed when incurred and presented in fee and commission expense while costs related to customers that continuously carry an outstanding balance (revolvers) are included in the effective interest rate of the receivable (refer to Note ##Net_Int_Inc). Payments to partners for new cardholder account originations related to transactor accounts are deferred as costs to obtain a contract under IFRS 15, while costs related to revolver accounts are included in the effective interest rate of the receivable (refer to Note ##Net_Int_Inc). Those costs deferred under IFRS 15 are capitalised and amortised over the estimated life of the customer relationship. Payments to co-brand partners based on revenue sharing are presented as a reduction of fee and commission income while payments based on profitability are presented in fee and commission expense.
Advisory [member]
Disclosure of detailed information about intangible assets [line items]
Description of methods used to recognise revenue from contracts with customers	Advisory fees are generated from wealth management services and investment banking advisory services related to mergers, acquisitions and financial restructurings. Wealth management advisory fees are earned over the period the services are provided and are generally recognised quarterly when the market value of client assets is determined. Investment banking advisory fees are recognised at the point in time when the services related to the transaction have been completed under the terms of the engagement. Investment banking advisory costs are recognised as incurred in fee and commission expense if direct and incremental to the advisory services or are otherwise recognised in operating expenses.
Brokerage and execution [member]
Disclosure of detailed information about intangible assets [line items]
Description of methods used to recognise revenue from contracts with customers	Brokerage and execution fees are earned for executing client transactions with various exchanges and over-the-counter markets and assisting clients in clearing transactions. Brokerage and execution fees are recognised at the point in time the associated service has been completed which is generally the trade date of the transaction.
Underwriting and syndication [member]
Disclosure of detailed information about intangible assets [line items]
Description of methods used to recognise revenue from contracts with customers	Underwriting and syndication fees are earned for the distribution of client equity or debt securities and the arrangement and administration of a loan syndication. This includes commitment fees to provide loan financing. Underwriting fees are generally recognised on trade date if there is no remaining contingency, such as the transaction being conditional on the closing of an acquisition or another transaction. Underwriting costs are deferred and recognised in fee and commission expense when the associated underwriting fees are recorded. Syndication fees are earned for arranging and administering a loan syndication; however, the associated fee may be subject to variability until the loan has been syndicated to other syndicate members or until other contingencies have been resolved and therefore the fee revenue is deferred until the uncertainty is resolved. Included in underwriting and syndication fees are loan commitment fees which are not presented as part of the carrying value of the loan in accordance with IFRS 9. Such commitment fees are recognised over time through to the contractual maturity of the commitment.